Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2023		2022
	Number	$m	Number	$m
At 1 Jan	20,293,607,410	10,147	20,631,520,439	10,316
Shares issued under HSBC employee share plans	10,778,479	5	10,226,221	5
Shares issued in lieu of dividends	—	—	—	—
Less: shares repurchased and cancelled	716,384,289	358	348,139,250	174
Less: treasury shares cancelled	325,273,407	163	—	—
At 31 Dec[1]	19,262,728,193	9,631	20,293,607,410	10,147

HSBC Holdings share premium
	2023	2022
	$m	$m
At 31 Dec	14,738	14,664

Total called up share capital and share premium
	2023	2022
	$m	$m
At 31 Dec	24,369	24,811
1All HSBC Holdings ordinary shares in issue confer identical rights, including in respect of capital, dividends and voting.

Disclosure of other equity instruments

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
Original nominal amount (LCY)		First call date	2023	2022
			$m	$m
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,250	2,250
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,450	2,450
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	3,000	3,000
$2,350m	6.250% perpetual subordinated contingent convertible securities[1]	Mar 2023	—	2,350
$1,800m	6.500% perpetual subordinated contingent convertible securities	Mar 2028	1,800	1,800
$1,500m	4.600% perpetual subordinated contingent convertible securities[2]	Dec 2030	1,500	1,500
€1,000m	4.000% perpetual subordinated contingent convertible securitiess[3]	Mar 2026	1,000	1,000
$1,000m	4.700% perpetual subordinated contingent convertible securities[4]	Mar 2031	1,000	1,000
$2,000m	8.000% perpetual subordinated contingent convertible securities[5]	Mar 2028	1,980	—
€1,000m	6.000% perpetual subordinated contingent convertible securities[6]	Sep 2023	—	1,123
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,422	1,422
S$750m	5.000% perpetual subordinated contingent convertible securities[7]	Sep 2023	—	550
€1,000m	5.875% perpetual subordinated contingent convertible securities	Sep 2026	1,301	1,301
At 31 Dec			17,703	19,746
1  This security was called by HSBC Holdings on 30 January 2023 and redeemed and cancelled on 23 March 2023.
2  This security was issued by HSBC Holdings on 17 December 2020. The first call period commences six months prior to reset date of 17 June 2031.
3  This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six months prior to reset date of 9 September 2026.
4  This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six months prior to reset date of 9 September 2031.
5  This security was issued by HSBC Holdings on 7 March 2023. The first call period commences six months prior to reset date of 7 September 2028.
This security has been accounted for net of directly attributable transaction costs.
6  This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 29 September 2023.
7  This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 25 September 2023.

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2023			31 Dec 2022
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
83,993,678	2022 to 2029	£2.6270–£5.4490	115,650,723	2021 to 2028	£2.6270–5.9640